SEMIANNUAL REPORT    SEPTEMBER 30, 2000

Prudential
Institutional Liquidity Portfolio, Inc./
Institutional Money Market Series

Fund Type Money market

Objective High current income consistent with the preservation of principal and liquidity

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Institutional Liquidity
Portfolio/Institutional Money Market Series seeks high current income consistent with the preservation of principal and liquidity. The Series is a diversified portfolio of high-quality, U.S.
dollar-denominated money market securities issued by the U.S. government and its agencies, major corporations, and commercial banks of the United
States and foreign countries. Maturities can range from one day to a maximum of 13 months. We typically purchase securities rated in one of the two highest-rating categories by at least two major independent rating agencies, or if not rated, deemed to be of equivalent quality by our credit research staff. There can be no assurance that the Series will achieve its investment objective.

Institutional Money Fund Yields
(GRAPH)
          www.prudential.com  (800) 225-1852

Performance at a Glance

Fund Facts               As of 9/30/00

                             7-Day      Net Asset    Weighted Avg.   Net Assets
                          Current Yld. Value (NAV)    Mat. (WAM)     (Millions)
PILP Class A                 6.52%        $1.00           59           $   412
PILP Class I                 6.57%        $1.00           59           $2,216
iMoneyNet, Inc. Non-Gov't
Institutional
Only (1st & 2nd Tier) Avg.*  6.25%        $1.00           51             N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in PILP is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Although PILP seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in PILP.

 * iMoneyNet, Inc. reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in iMoneyNet, Inc. Non-Gov't
Institutional Only (1st & 2nd Tier) Average category as of September 26, 2000, the closest date to the end of our reporting period.

Weighted Average Maturity Compared to the Average
Institutional Fund
(GRAPH)

(LOGO)  November 15, 2000

DEAR SHAREHOLDER,
Money market yields initially rose then turned lower during our six-month reporting period that began on April 1, 2000. The trend toward lower yields emerged amid belief that the Federal
Reserve's mid-May move to tighten monetary policy probably marked the end of its latest round of short-term rate hikes. Indeed U.S. economic growth slowed appreciably in the third quarter of 2000, and inflation was subdued, lending credence to this view.

Despite these shifting market conditions, the Class
A and Class I shares of the Prudential Institutional
Liquidity Portfolio/Institutional Money Market Series
(the Series) provided better-than-average yields, and maintained a $1 net asset value per share. On
September 30, 2000, the seven-day current yield was 6.52% on the Series' Class A shares and 6.57% on its Class I shares. Both were above the 6.25% yield on the average money market fund tracked by iMoneyNet, Inc.

The following report discusses developments in the money markets during our six-month reporting period, and explains the Series' investments. Thank you for your continued confidence in Prudential mutual funds.

Sincerely,


David R. Odenath, Jr., President
Prudential Institutional Liquidity Portfolio, Inc./
Institutional Money Market Series

Prudential
Institutional Liquidity Portfolio, Inc.
Institutional Money Market Series

   Semiannual Report     September 30, 2000

INVESTMENT ADVISER'S REPORT

Early in our six-month reporting period that began on April 1, 2000, we started to prepare the Series for the Federal Reserve's (the Fed) next increase in short-term interest rates. The central bank had tightened monetary policy repeatedly in 1999 and early in 2000, hoping that higher borrowing costs for consumers and businesses would curb U.S.
economic growth and prevent higher inflation.
However, the Fed indicated that it might continue to raise short-term rates because the threat of mounting inflationary pressures remained.

With this in mind, we allowed the Series' weighted average maturity (WAM) to decline until it was shorter than that of the average comparable fund as measured by iMoneyNet. Positioning the Series in this way would give us better access to cash to buy any higher-yielding money market securities that were available around the time that the Fed was expected to increase short-term rates.

FED TOUGHENED STANCE AGAINST INFLATION
We did not have to wait long. The central bank boosted short-term rates by half of a percentage point in mid-May 2000, its largest increase in more than five years. In anticipation of this move, investors had pushed money market yields sharply higher. We took advantage of this trend by purchasing three-month corporate securities that lengthened the Series' WAM in May until it was once again longer than that of the average comparable fund. The statement announcing the mid-May rate hike hinted that the Fed might continue to tighten monetary policy. Because of its hawkish tone, we tempered our purchases of longer-term money market securities, expecting to buy them at even higher yields if the Fed resumed raising short-term rates.

As it turned out, some of the data released in early
June suggested that economic growth was beginning to
slow. Because this development fueled hope that the
Fed would leave short-term interest rates unchanged
for the remainder of the year, money market yields
declined. In order to lock in
                                            3

Prudential
Institutional Liquidity Portfolio, Inc.
Institutional Money Market Series

   Semiannual Report     September 30, 2000

yields before they moved even lower, in July we aggressively bought securities maturing in six months and one year. These purchases significantly lengthened the Series' WAM.

Heightened volatility in the stock market during August sent many investors fleeing to the relative safety of one-year money market securities, driving their prices higher and yields lower. This development caused the money market yield curve to flatten until there was little difference between yields on six-month and one-year securities. We took profits on some of our one-year securities and bought more six-month issues. We thought the decline in yields on one-year securities would prove temporary. However, the stock market volatility continued into September, and yields on one-year securities fell even further.

LOOKING AHEAD: SHORT-tERM RATE CUT EYED IN 2001
The economy appears to be headed for a "soft landing." The U.S. economic expansion lost considerable steam in the third quarter of 2000 as government spending declined, business investment fell, and the construction of new homes slowed. In addition, inflationary pressures were relatively tame during that period. Should this economic scenario persist, there is a greater chance that the Fed's next move may be a cut in short-term interest rates in 2001.

Prudential Institutional Liquidity Portfolio Management Team

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Portfolio of Investments as of September 30, 2000 (Unaudited)

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Bank Notes  10.9%
              Bank of America N.A.
$    50,000   6.82%, 2/5/01                                         $   50,000,000
              Bank One Corp.
     25,000   6.94%, 12/5/00                                            25,005,799
     11,000   6.72%, 11/15/00(b)                                        11,001,900
              Comerica Bank of Detroit
     20,000   6.56%, 10/2/00(b)                                         19,996,680
      7,000   6.573%, 10/10/00(b)                                        6,998,567
     74,000   6.583%, 10/19/00(b)                                       73,984,485
              First Union Corp.
      5,500   5.625%, 2/12/01                                            5,481,258
              Lasalle Bank N.A.
     80,000   6.71%, 2/1/01                                             79,987,400
              National City Bank of Cleveland
     15,000   6.73%, 2/9/01                                             14,997,447
                                                                    --------------
                                                                       287,453,536
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  2.0%
              First Union National Bank
     28,000   7.09%, 12/22/00                                           28,000,000
              Southtrust Bank N.A.
     25,000   6.72%, 2/28/01                                            25,000,882
                                                                    --------------
                                                                        53,000,882
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  0.2%
              ING Bank, NV
       4000   6.83%, 1/29/01                                             3,999,625
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  7.9%
              Bank of Nova Scotia
     15,000   6.65%, 2/1/01                                             14,997,601
              BNP Paribas
     25,000   6.70%, 2/8/01                                             24,976,118

    See Notes to Financial Statements                                      5

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
        Portfolio of Investments as of September 30, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Bayerische Hypo-und Vereinsbank AG
$     7,000   6.72%, 2/14/01                                        $    6,999,168
              Canadian Imperial Bank of Commerce
      2,000   6.63%, 10/2/00                                             1,999,999
              National Westminster Bank PLC
     50,000   6.10%, 11/27/00                                           49,983,810
              Societe Generale Institutional
     25,000   6.75%, 1/16/01                                            25,000,000
              Svenska Handelsbanken
     50,000   6.73%, 12/29/00                                           49,999,849
              Westpac Banking Corp.
     35,000   6.52%, 1/29/01                                            34,994,534
                                                                    --------------
                                                                       208,951,079
-------------------------------------------------------------------------------------
Commercial Paper  52.6%
              ALCOA, Inc.
      2,900   6.50%, 12/14/00                                            2,861,253
              Allianz Of America Finance Corp.
      8,628   6.48%, 12/14/00                                            8,513,075
              Aon Corp.
      4,000   6.53%, 11/27/00                                            3,958,643
              Associates Corp.of North America
      2,000   6.50%, 12/19/00                                            1,971,472
              B - One Australia Ltd.
      4,000   6.58%, 10/3/00                                             3,998,538
      4,000   6.53%, 10/31/00                                            3,978,233
      2,450   6.53%, 11/15/00                                            2,430,002
      4,500   6.55%, 11/15/00                                            4,463,156
              Banc One Financial Corp.
     50,000   6.79%, 11/27/00                                           49,462,458
              BankAmerica Corp.
     35,000   6.51%, 2/27/01                                            34,056,954
              Barton Capital Corp.
      4,535   6.60%, 10/11/00                                            4,526,686
      5,440   6.55%, 10/17/00                                            5,424,164
      7,375   6.56%, 10/23/00                                            7,345,434
      6,500   6.58%, 10/23/00                                            6,473,863

    6                                      See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
        Portfolio of Investments as of September 30, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Baus Funding LLC
$    15,000   6.60%, 11/7/00                                        $   14,898,250
              BCI Funding Corp.
     10,903   6.60%, 10/18/00                                           10,869,019
              BHF Finance, Inc.
     10,000   6.60%, 10/20/00                                            9,965,167
              Bradford & Bingley Building Society
     16,000   6.58%, 10/5/00                                            15,988,302
      3,000   6.51%, 10/30/00                                            2,984,268
              Brahms Funding Corp.
     25,000   6.605%, 10/26/00                                          24,885,330
     21,000   6.60%, 11/9/00                                            20,849,850
              British Telecommunications PLC
     14,000   6.54%, 12/12/00                                           13,816,880
              CIT Group Holdings, Inc.
     28,000   6.50%, 10/30/00                                           27,853,389
              Citicorp
     22,735   6.53%, 10/27/00                                           22,627,779
              Clipper Receivables Corp.
     50,000   6.53%, 10/20/00                                           49,827,681
              Cregem North America, Inc.
      3,000   6.54%, 2/6/01                                              2,930,240
     25,000   6.54%, 2/8/01                                             24,409,583
              CXC, Inc.
      9,000   6.60%, 10/19/00                                            8,970,300
      5,500   6.60%, 10/20/00                                            5,480,842
     14,000   6.73%, 11/15/00                                           13,882,225
     14,028   6.52%, 11/27/00                                           13,883,184
              DaimlerChrysler North America Holdings Inc.
      9,200   6.53%, 11/15/00                                            9,124,905
     46,047   6.50%, 2/14/01                                            44,916,290
              Delaware Funding Corp.
     30,000   6.58%, 10/20/00                                           29,895,817
              Eaton Corp.
      5,638   6.53%, 11/6/00                                             5,601,184
              Edison Asset Securitization LLC
      5,000   6.65%, 10/23/00                                            4,979,681

    See Notes to Financial Statements                                      7

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
        Portfolio of Investments as of September 30, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Enterprise Funding Corp.
$     3,196   6.60%, 10/11/00                                       $    3,190,141
              Fortis Funding LLC
     50,000   6.53%, 2/1/01                                             48,884,458
              General Electric Capital Corp.
      3,334   6.50%, 12/6/00                                             3,294,270
     20,000   6.49%, 12/8/00                                            19,754,822
      2,800   6.51%, 12/20/00                                            2,759,493
     15,000   6.52%, 1/26/01                                            14,682,150
     73,500   6.58%, 2/13/01                                            71,686,387
              Hartford Financial Service Group, Inc.
     17,000   6.54%, 11/9/00                                            16,879,555
              Homeside Lending, Inc.
     18,100   6.51%, 11/16/00                                           17,949,438
     50,000   6.49%, 11/28/00                                           49,477,194
              Intrepid Funding Master Trust
      7,369   6.54%, 1/24/01                                             7,215,049
     18,405   6.54%, 1/26/01                                            18,013,802
              National Rural Utilities Cooperative Finance
     10,000   6.57%, 10/10/00                                            9,983,575
              Nordbanken North America, Inc.
      2,175   6.60%, 10/17/00                                            2,168,620
              Old Line Funding Corp.
      1,625   6.54%, 11/17/00                                            1,611,125
              PNC Funding Corp.
      7,573   6.56%, 10/31/00                                            7,531,601
     23,000   6.56%, 12/7/00                                            22,719,196
      6,000   6.54%, 12/11/00                                            5,922,610
              Receivables Capital Corp.
      3,500   6.60%, 10/16/00                                            3,490,375
              Robert Bosch Finance Corp.
      6,000   6.51%, 12/15/00                                            5,918,625
              Santander Finance, Inc.
     17,000   6.71%, 11/14/00                                           16,860,581
     50,000   6.71%, 11/15/00                                           49,580,625
              Societe Generale North America, Inc.
     45,000   6.53%, 2/1/01                                             43,996,012

    8                                      See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
        Portfolio of Investments as of September 30, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Southern Co.
$     5,000   6.60%, 10/16/00                                       $    4,986,250
      1,900   6.60%, 10/18/00                                            1,894,078
      1,303   6.65%, 10/27/00                                            1,296,742
      8,719   6.60%, 10/30/00                                            8,672,644
      2,825   6.65%, 11/2/00                                             2,808,301
              Swedbank, Inc
      2,300   6.65%, 10/18/00                                            2,292,777
      6,500   6.55%, 10/31/00                                            6,464,521
      3,800   6.60%, 10/31/00                                            3,779,100
     10,000   6.58%, 11/6/00                                             9,934,200
      8,000   6.58%, 11/20/00                                            7,926,889
              Sweetwater Capital
      3,197   6.58%, 10/27/00                                            3,181,807
      2,301   6.54%, 11/28/00                                            2,276,755
     29,763   6.55%, 11/29/00                                           29,443,502
      6,924   6.52%, 12/26/00                                            6,816,155
      5,415   6.54%, 12/28/00                                            5,328,697
              Textron Financial Corp.
     31,000   6.54%, 10/16/00                                           30,915,525
              Unilever Capital Corp.
     51,000   6.683%, 12/7/00(b)                                        51,000,000
              Variable Funding Capital Corp.
     38,000   6.51%, 11/21/00                                           37,649,545
     40,000   6.51%, 11/22/00                                           39,623,867
     14,200   6.51%, 11/28/00                                           14,051,066
              Ventures Business Trust
     40,000   6.52%, 12/15/00                                           39,456,667
              Wells Fargo & Co.
     49,983   6.50%, 11/20/00                                           49,531,765
              Windmill Funding Corp.
      5,000   6.75%, 10/10/00                                            4,991,563
              Woolwich PLC
     40,000   6.49%, 11/22/00                                           39,625,022
     13,000   6.55%, 11/22/00                                           12,877,006
      3,000   6.60%, 1/18/01                                             2,940,050
                                                                    --------------
                                                                     1,381,438,295

    See Notes to Financial Statements                                      9

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
        Portfolio of Investments as of September 30, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Federal Agency  0.8%
              Federal Home Loan Bank
$    20,000   6.528%, 10/19/00(b)                                   $   19,994,630
-------------------------------------------------------------------------------------
Loan Participations  5.1%
              AXA Financial Inc.
     56,000   6.70%, 10/23/00(c)
               (cost $56,000,000, date purchased 9/22/00)               56,000,000
              Cargill Global Funding PLC
     50,000   6.57%, 10/13/00(c)
               (cost $50,000,000, date purchased 9/15/00)               50,000,000
              International Leasing Finance
     10,000   6.60%, 10/5/00                                            10,000,000
              Southern California Edison.
     18,000   6.67%, 10/31/00(c)
               (cost $18,000,000, date purchased 9/28/00 and
               9/29/00)                                                 18,000,000
                                                                    --------------
                                                                       134,000,000
-------------------------------------------------------------------------------------
Other Corporate Obligations  15.3%
              Centex Home Mortgage LLC
      7,000   6.764%, 10/20/00(b)/(c)
               (cost $7,000,000, date purchased 12/8/99)                 7,000,000
              CIT Group Holdings, Inc.
     22,000   6.676%, 10/16/00(b)                                       21,975,973
              Ford Motor Credit Co.
     20,000   6.77%, 10/2/00(b)                                         19,999,947
              General Electric Capital Corp.
     13,000   6.674%, 10/20/00(b)/(c)
               (cost $13,000,000, date purchased 7/20/00)               13,000,000
              Goldman Sachs Group, L.P.
     34,000   6.78%, 1/31/01(c)
               (cost $34,000,000, date purchased 9/29/00)               34,000,000
     70,000   6.81%, 12/15/00(b)                                        70,000,000
              Morgan (J.P.) & Co., Inc.
     24,000   6.613%, 10/16/00(b)                                       24,000,000
              Morgan Stanley Dean Witter & Co.
     46,000   6.646%, 10/16/00(b)                                       46,000,000
              Restructured Asset Securities
     35,000   6.64%, 10/13/00(b)                                        35,000,000

    10                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
        Portfolio of Investments as of September 30, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Security Life Of Denver
$    26,000   6.80%, 10/12/00(b)/(c)
               (cost $26,000,000, date purchased 4/12/00)           $   26,000,000
              Short Term Repackaged Asset Trust 1998-E
     18,000   6.65%, 10/18/00(b)/(c)
               (cost $18,000,000, date purchased 8/18/00)               18,000,000
              Strategic Money Market Trust
     50,000   6.64%, 10/13/00(b)                                        50,000,000
              Travelers Insurance Co.
     25,000   6.74%, 11/24/00(b)/(c)
               (cost $25,000,000, date purchased 2/24/00)               25,000,000
     12,000   6.79%, 10/6/00(b)/(c)
               (cost $12,000,000, date purchased 7/6/00)                12,000,000
                                                                    --------------
                                                                       401,975,920
-------------------------------------------------------------------------------------
Time Deposit - Eurodollar  4.8%
              Bank of Montreal
     51,097   6.56%, 10/2/00                                            51,097,000
              SunTrust Bank
     75,000   6.56%, 10/2/00                                            75,000,000
                                                                    --------------
                                                                       126,097,000
              Total Investments  99.6%
               (amortized cost $2,616,910,967(a))                    2,616,910,967
              Other assets in excess of liabilities  0.4%               10,374,614
                                                                    --------------
              Net Assets  100%                                      $2,627,285,581
                                                                    --------------
                                                                    --------------

------------------------------
(a) The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $259,000,000. The aggregate value ($259,000,000) is approximately 9.9% of net assets.
    See Notes to Financial Statements                                     11

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
        Portfolio of Investments as of September 30, 2000 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2000 was as follows:

Commercial Banks                                                          47.1%
Asset Backed Securities                                                   12.2
Securities Brokers & Dealers                                               7.8
Bank Holding Companies-Domestic                                            7.6
Short-Term Business Credit                                                 7.0
Life Insurance                                                             4.7
Motor Vehicle Parts                                                        2.8
Mortgage Banks                                                             2.8
Grain Mill Products                                                        1.9
Electrical Services                                                        1.4
Aircrafts & Parts                                                          1.2
Federal Credit Agencies                                                    0.8
Fire, Marine, Casualty Insurance                                           0.6
Phone Communications                                                       0.5
Electric, Equipment & Computers                                            0.4
Equipment Rental & Leasing                                                 0.4
Accident & Health Insurance                                                0.2
Petroleum Refining                                                         0.1
Personal Credit Institutions                                               0.1
                                                                          ----
                                                                          99.6
Other assets in excess of liabilities                                      0.4
                                                                          ----
                                                                           100%
                                                                          ----
                                                                          ----

    12                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                September 30, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                             $2,616,910,967
Cash                                                                       1,721
Interest receivable                                                   13,895,492
Other assets                                                              19,119
                                                                ------------------
      Total assets                                                 2,630,827,299
                                                                ------------------
LIABILITIES
Dividends payable                                                      2,842,972
Accrued expenses                                                         420,011
Management fee payable                                                   261,538
Distribution fee payable                                                  17,197
                                                                ------------------
      Total liabilities                                                3,541,718
                                                                ------------------
NET ASSETS                                                        $2,627,285,581
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Common stock, at par                                           $    2,627,286
   Paid-in capital in excess of par                                2,624,658,295
                                                                ------------------
Net assets at September 30, 2000                                  $2,627,285,581
                                                                ------------------
                                                                ------------------
Class A:
   Net asset value, offering and redemption price per share
      ($411,537,271 / 411,537,271 shares of $.001 par value
      common stock issued and outstanding)                                 $1.00
                                                                ------------------
                                                                ------------------
Class I:
   Net asset value, offering and redemption price per share
      ($2,215,748,310 / 2,215,748,310 shares of $.001 par
      value common stock issued and outstanding)                           $1.00
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     13

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                      Ended
                                                                September 30, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                        $ 70,824,062
                                                                ------------------
Expenses
   Management fee                                                     2,157,072
   Distribution fee--Class A                                            234,265
   Transfer agent's fees and expenses                                   123,000
   Registration fees                                                    104,000
   Custodian's fees and expenses                                         85,000
   Reports to shareholders                                               15,000
   Legal fees and expenses                                               14,000
   Insurance expenses                                                    13,000
   Audit fee                                                             13,000
   Directors' fees and expenses                                          10,000
   Miscellaneous                                                          5,106
                                                                ------------------
      Total expenses                                                  2,773,443
   Less: Subsidy expense (Note 4)                                      (382,074)
       Management fee waiver (Note 2)                                  (539,268)
       Distribution fee waiver (Note 2)                                (136,655)
                                                                ------------------
   Net expenses                                                       1,715,446
                                                                ------------------
Net investment income                                                69,108,616
                                                                ------------------
Net realized gain on investment transactions                             19,519
                                                                ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 69,128,135
                                                                ------------------
                                                                ------------------

    14                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months
                                                   Ended              Year Ended
                                             September 30, 2000     March 31, 2000
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                      $     69,108,616     $    106,497,438
   Net realized gain (loss) on investment
   transactions                                         19,519               (2,643)
                                             ------------------    ----------------
   Net increase in net assets resulting
   from operations                                  69,128,135          106,494,795
                                             ------------------    ----------------
Dividends and distributions (Note 1)
      Class A                                      (12,422,600)         (19,311,167)
      Class I                                      (56,705,535)         (87,183,628)
                                             ------------------    ----------------
                                                   (69,128,135)        (106,494,795)
                                             ------------------    ----------------
Fund share transactions
   Net proceeds from shares subscribed           5,668,390,723       16,932,830,624
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                 61,589,481           90,454,251
   Cost of shares reacquired                    (5,076,191,449)     (17,161,183,973)
                                             ------------------    ----------------
   Net increase (decrease) in net assets
      from Fund share transactions                 653,788,755         (137,899,098)
                                             ------------------    ----------------
Total increase (decrease)                          653,788,755         (137,899,098)
NET ASSETS
Beginning of period                              1,973,496,826        2,111,395,924
                                             ------------------    ----------------
End of period                                 $  2,627,285,581     $  1,973,496,826
                                             ------------------    ----------------
                                             ------------------    ----------------

    See Notes to Financial Statements                                     15

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential Institutional Liquidity Portfolio, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund consists of two series--the Institutional Money Market Series (the 'Series') and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

      Securities Valuation:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
    16

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares all of its net
investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. The Fund does not expect to realize long-term capital gains or losses.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Series. PIFM has agreed to waive a portion (.05 of 1% of the Series' average daily net assets) of its management fee, which amounted to $539,268 ($.0002 per share) for the six months ended September 30, 2000. The Series is not required to reimburse PIFM for such waiver.

      Effective January 1, 2000, the subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .10 of 1% of the average daily net assets of the Fund. Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services. The change in the subadvisors fee structure has no impact on the management fee charged to the Fund or its shareholders.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A and Class I shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the average daily net assets of the Class A shares. PIMS has agreed to waive a portion (.07 of 1% of the Series' average daily net assets) of the distribution fee, which amounted to $136,655 ($.0001 per share) for the six months ended September 30,
                                                                          17

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

2000. The Series is not required to reimburse PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Fund.

      PIMS, PIFM and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund has an uncommitted credit agreement (the 'Agreement') with an unaffiliated lender. The maximum commitment under the Agreement is $100,000,000. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the Agreement during the six months ended September 30, 2000. The Fund does not pay a fee for the credit facility.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended September 30, 2000, the Series incurred fees of $120,000 for the services of PMFS. As of September 30, 2000, $20,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Expense Subsidy
PIFM has contractually agreed to subsidize operating expenses so that total Series operating expenses exclusive of distribution fees do not exceed .15% of the average daily net assets of the Class A and Class I shares. For the six months ended September 30, 2000, such reimbursement amounted to $382,074 ($.0001 per share for Class A and I shares; .02% of average net assets).

Note 5. Capital
The Series offers Class A and Class I shares. Class A shareholders of the Series who qualify to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

      There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.

      As of September 30, 2000, Prudential owned 13,226,749 Class I shares.
    18

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of common stock (at $1 per share) were as follows:

                                                                         Shares and
Class A                                                                Dollar Amount
-------------------------------------------------------------------   ----------------
Six months ended September 30, 2000:
Shares sold                                                                454,375,428
Shares issued in reinvestment of dividends and distributions                12,024,600
Shares reacquired                                                         (406,137,818)
                                                                      ----------------
Net increase in shares outstanding before conversion                        60,262,210
Shares reacquired upon conversion into Class I                             (20,591,135)
                                                                      ----------------
Net increase in shares outstanding                                          39,671,075
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 2000:
Shares sold                                                                895,312,228
Shares issued in reinvestment of dividends and distributions                18,549,671
Shares reacquired                                                         (804,323,779)
                                                                      ----------------
Net increase in shares outstanding before conversion                       109,538,120
Shares reacquired upon conversion into Class I                             (98,839,128)
                                                                      ----------------
Net increase in shares outstanding                                          10,698,992
                                                                      ----------------
                                                                      ----------------
Class I
-------------------------------------------------------------------
Six months ended September 30, 2000:
Shares sold                                                              5,214,015,295
Shares issued in reinvestment of dividends and distributions                49,564,881
Shares reacquired                                                       (4,670,053,631)
                                                                      ----------------
Net increase in shares outstanding before conversion                       593,526,545
Shares issued upon conversion from Class A                                  20,591,135
                                                                      ----------------
Net increase in shares outstanding                                         614,117,680
                                                                      ----------------
                                                                      ----------------
Year ended March 31, 2000:
Shares sold                                                             16,037,518,396
Shares issued in reinvestment of dividends and distributions                71,904,580
Shares reacquired                                                      (16,356,860,194)
                                                                      ----------------
Net decrease in shares outstanding before conversion                      (247,437,218)
Shares issued upon conversion from Class A                                  98,839,128
                                                                      ----------------
Net decrease in shares outstanding                                        (148,598,090)
                                                                      ----------------
                                                                      ----------------

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights (Unaudited)

                                                                Class A
                                               ------------------------------------------
                                                Six Months Ended       Year Ended
                                               September 30, 2000    March 31, 2000
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $   1.00            $  1.000
                                                  ----------         --------------
Net investment income and net realized gains
(losses)                                                .032(b)             .053(b)
Dividends and distributions to shareholders            (.032)              (.053)
                                                  ----------         --------------
Net asset value, end of period                      $   1.00            $  1.000
                                                  ----------         --------------
                                                  ----------         --------------
TOTAL RETURN(a):                                        3.25%               5.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $411,537            $371,866
Average net assets (000)                            $389,376            $366,127
Ratios to average net assets:
   Expenses, including distribution fee                  .20%(b)/(d)         .20%(b)
   Expenses, excluding distribution fee                  .15%(c)/(d)         .15%(c)
   Net investment income                                6.36%(b)/(d)        5.27%(b)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Net of management and distribution fee waiver/expense subsidy.
(c) Net of management fee waiver/expense subsidy.
(d) Annualized.
    20                                     See Notes to Financial Statements

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                       Class A
-----------------------------------------------------
                Year Ended March 31,
-----------------------------------------------------
  1999         1998         1997         1996
-----------------------------------------------------
$  1.000     $  1.000     $  1.000     $  1.000
--------     --------     --------     --------
    .053(b)      .055(b)      .050         .056
   (.053)       (.055)       (.050)       (.056)
--------     --------     --------     --------
$  1.000     $  1.000     $  1.000     $  1.000
--------     --------     --------     --------
--------     --------     --------     --------
    5.39%        5.63%        5.16%        5.72%
$361,167     $140,813     $478,045     $440,842
$247,471     $217,881     $449,393     $519,946
     .20%(b)      .29%(b)      .46%         .43%
     .15%(c)      .21%(c)      .34%         .31%
    5.20%(b)     5.42%(b)     5.03%        5.56%

    See Notes to Financial Statements                                     21

      Prudential Institutional Liquidity Portfolio, Inc.
                                            Institutional Money Market Series
             Financial Highlights (Unaudited) Cont'd.

                                                         Class I
                               ------------------------------------------------------------
                                                                                 July 9,
                                Six Months                                       1997(b)
                                   Ended           Year Ended March 31,          Through
                               September 30,     -------------------------      March 31,
                                   2000             2000           1999            1998
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning
   of period                    $      1.00      $    1.000     $    1.000       $  1.000
                               -------------     ----------     ----------     ------------
Net investment income and
   net realized gains
   (losses)                            .032(d)         .053(d)        .053(d)        .041(d)
Dividends and
   distributions to
   shareholders                       (.032)          (.053)         (.053)         (.041)
                               -------------     ----------     ----------     ------------
Net asset value, end of
   period                       $      1.00      $    1.000     $    1.000       $  1.000
                               -------------     ----------     ----------     ------------
                               -------------     ----------     ----------     ------------
TOTAL RETURN(a):                       3.28%           5.43%          5.45%          4.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (000)                        $ 2,215,748      $1,601,631     $1,750,229       $910,394
Average net assets (000)        $ 1,761,802      $1,643,961     $1,470,082       $814,138
Ratios to average net
   assets:
   Expenses, including
      distribution fee                  .15%(c)/(d)        .15%(d)        .15%(d)        .15%(c)/(d)
   Expenses, excluding
      distribution fee                  .15%(c)/(d)        .15%(d)        .15%(d)        .15%(c)/(d)
   Net investment income               6.42%(c)/(d)       5.30%(d)       5.26%(d)       5.60%(c)/(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(b) Commencement of offering of Class I shares.
(c) Annualized.
(d) Net of management fee waiver/expense subsidy.
    22                                     See Notes to Financial Statements

Prudential
Institutional Liquidity Portfolio, Inc.    Institutional Money Market Series

   Getting the Most From Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this-- they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

Performance at a Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information.
Please keep in mind that past performance is not indicative of future results.

Prudential
Institutional Liquidity Portfolio, Inc.
Institutional Money Market Series

   Getting the Most From Your Prudential Mutual Fund

investment adviser's report
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful-- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares.
The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

Statement of Operations
This is the income statement, which details income
(mostly interest and dividends earned) and expenses
(including what you pay us to manage your money).
You'll also see capital gains here--both realized and unrealized.

            www.prudential.com  (800) 225-1852

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

Independent accountant's Report
Once a year, an outside auditor looks over our books and certifies that the financial statements are fairly presented and comply with generally accepted accounting principles.

Tax Information
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

Prudential
Institutional Liquidity Portfolio, Inc.
Institutional Money Market Series

   Getting the Most From Your Prudential Mutual Fund

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission.
Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided.
Investors cannot invest directly in an index.

         www.prudential.com  (800) 225-1852

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches.
These instruments are sensitive to changes in interest rates and homeowner refinancing activity.
They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Prudential
Institutional Liquidity Portfolio, Inc.
Institutional Money Market Series

   Getting the Most From Your Prudential Mutual Fund

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold
(converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

          www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
------------------------------
Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Robert C. Rosselot, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Fund Symbols         CUSIP
     Class A       744350109
     Class I       744350604

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2000, were not audited and, accordingly, no opinion is expressed on them.